Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	dvs2_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Large Cap Value VIP

Each prospectus is supplemented as follows:

The following information replaces the "Main investments" and "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion. Companies are selected for the fund's portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (while the number of companies under CROCI® coverage will vary, as of September 30, 2016, approximately 345 companies were under CROCI® coverage). Approximately 40 companies are identified from the selection universe for investment, though, at times, the number of stocks held may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

Companies are selected from the following economic sectors classified in accordance with the Global Industry Classification Standard (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Industrials, Materials, Telecommunications Services and Utilities.

Management process. Portfolio management will select stocks of companies that it believes offer economic value, utilizing the CROCI® strategy as the primary factor, among other factors. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the "real" economic value rather than the "accounting" value of a company's invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies.

In selecting stocks, portfolio management measures economic value using the CROCI® Economic Price Earnings Ratio and may adjust this by factors such as stock price volatility, as determined by the CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group may provide other CROCI® valuation metrics which portfolio management may use in addition to the CROCI® Economic Price Earnings Ratio. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments.

The fund's portfolio is reviewed periodically and adjusted in accordance with the CROCI® strategy's rules. Portfolio management actively manages portfolio changes in an attempt to reduce market impact and transaction costs and to manage the portfolio with tax efficiency in mind.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

All disclosure and references in the fund's prospectus to "Foreign investment risk" and "Active trading risk" are hereby deleted.

The following disclosure is added under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Effective on or about October 3, 2016, the Standard & Poor's (S&P) 500 Index replaced the Russell 1000® Value Index as the comparative broad-based securities market index because the Advisor believes that the Standard & Poor's (S&P) 500 Index more closely reflects the fund's overall investments.

Effective on or about May 1, 2017, each prospectus is supplemented as follows:

Deutsche Large Cap Value VIP will be renamed Deutsche CROCI® U.S. VIP.

The following information replaces the first two sentences of the "Main investments" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies.

Deutsche Large Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Large Cap Value VIP

Each prospectus is supplemented as follows:

The following information replaces the "Main investments" and "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion. Companies are selected for the fund's portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (while the number of companies under CROCI® coverage will vary, as of September 30, 2016, approximately 345 companies were under CROCI® coverage). Approximately 40 companies are identified from the selection universe for investment, though, at times, the number of stocks held may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

Companies are selected from the following economic sectors classified in accordance with the Global Industry Classification Standard (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Industrials, Materials, Telecommunications Services and Utilities.

Management process. Portfolio management will select stocks of companies that it believes offer economic value, utilizing the CROCI® strategy as the primary factor, among other factors. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the "real" economic value rather than the "accounting" value of a company's invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies.

In selecting stocks, portfolio management measures economic value using the CROCI® Economic Price Earnings Ratio and may adjust this by factors such as stock price volatility, as determined by the CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group may provide other CROCI® valuation metrics which portfolio management may use in addition to the CROCI® Economic Price Earnings Ratio. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments.

The fund's portfolio is reviewed periodically and adjusted in accordance with the CROCI® strategy's rules. Portfolio management actively manages portfolio changes in an attempt to reduce market impact and transaction costs and to manage the portfolio with tax efficiency in mind.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

All disclosure and references in the fund's prospectus to "Foreign investment risk" and "Active trading risk" are hereby deleted.

The following disclosure is added under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Effective on or about October 3, 2016, the Standard & Poor's (S&P) 500 Index replaced the Russell 1000® Value Index as the comparative broad-based securities market index because the Advisor believes that the Standard & Poor's (S&P) 500 Index more closely reflects the fund's overall investments.

Effective on or about May 1, 2017, each prospectus is supplemented as follows:

Deutsche Large Cap Value VIP will be renamed Deutsche CROCI® U.S. VIP.

The following information replaces the first two sentences of the "Main investments" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion. Companies are selected for the fund's portfolio using the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, among other factors. Portfolio management will select stocks from among the largest US companies which are under CROCI® coverage at any given time (while the number of companies under CROCI® coverage will vary, as of September 30, 2016, approximately 345 companies were under CROCI® coverage). Approximately 40 companies are identified from the selection universe for investment, though, at times, the number of stocks held may be higher or lower than 40 stocks at the discretion of portfolio management or as a result of corporate actions, mergers or other events.

Companies are selected from the following economic sectors classified in accordance with the Global Industry Classification Standard (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Industrials, Materials, Telecommunications Services and Utilities.

Management process. Portfolio management will select stocks of companies that it believes offer economic value, utilizing the CROCI® strategy as the primary factor, among other factors. The CROCI® strategy is an investment process based on a proprietary valuation technique that attempts to understand the value of a company by converting financial statement data into a set of economic inputs that are used to calculate a valuation metric called the CROCI® Economic Price Earnings Ratio which is comparable across markets, sectors and stocks. The CROCI® Economic Price Earnings Ratio seeks to measure the "real" economic value rather than the "accounting" value of a company's invested capital, and the economic returns thereof. Portfolio management believes that, over time, companies with more favorable financial metrics, including CROCI® Economic Price Earnings Ratios, will outperform other companies.

In selecting stocks, portfolio management measures economic value using the CROCI® Economic Price Earnings Ratio and may adjust this by factors such as stock price volatility, as determined by the CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group may provide other CROCI® valuation metrics which portfolio management may use in addition to the CROCI® Economic Price Earnings Ratio. All CROCI® financial metrics may be adjusted from time to time. Portfolio management may also use factors other than the CROCI® strategy in selecting investments.

The fund's portfolio is reviewed periodically and adjusted in accordance with the CROCI® strategy's rules. Portfolio management actively manages portfolio changes in an attempt to reduce market impact and transaction costs and to manage the portfolio with tax efficiency in mind.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI®Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E Ratio) are determined by the CROCI®Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective on or about October 3, 2016, the Standard & Poor's (S&P) 500 Index replaced the Russell 1000® Value Index as the comparative broad-based securities market index because the Advisor believes that the Standard & Poor's (S&P) 500 Index more closely reflects the fund's overall investments.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective on or about October 3, 2016, the Standard & Poor's (S&P) 500 Index replaced the Russell 1000® Value Index as the comparative broad-based securities market index because the Advisor believes that the Standard & Poor's (S&P) 500 Index more closely reflects the fund's overall investments.